Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities -Summary of cash flow hedges reclassified to consolidated income statements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 156,391	S/ (54,365)
Interest Expenses from Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(80,954)	(85,431)
Interest Income from Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	56,208	61,338
Expenses for Exchange Differences from Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(53,058)	(167,780)
Income for Exchange Differences from Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 234,195	S/ 137,508